SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of the Company and its consolidated subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in accordance with GAAP requires the use of judgment and requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and disclosures about contingent assets and liabilities, if any. Matters that require the use of estimates and assumptions include, among others: the recoverability of trade accounts and other receivable, the valuation of inventory, the useful lives of fixed assets, the assessment of long-lived assets for impairment, the nature and timing of satisfaction of multiple performance obligations resulting from contracts with customers, the allocation of the transaction price to multiple performance obligations in a sales transaction, the measurement and recognition of right-of-use assets and related lease liabilities, the valuation of share-based compensation awards, the provision for income taxes, the measurement and recognition of uncertain tax positions, the valuation of long-term debt covenants, and the valuation of loss contingencies, if any. Actual results may differ from these estimates in amounts that may be material to our consolidated financial statements. We believe that the estimates and assumptions used in the preparation of our consolidated financial statements are reasonable.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. Cash and cash equivalents include recent customer remittances deposited with our merchant processors at the balance sheet date, which generally settle within 24 to 72 hours. As of March 31, 2024 and 2023, cash and cash equivalents included cash held by our merchant processors of approximately $0.05 million and $0.5 million, respectively. In addition, as of March 31, 2024 and 2023, cash and cash equivalents held in bank accounts in foreign countries in the ordinary course of business were approximately $0.4 million and $1.3 million, respectively. Amounts held by our merchant processor or held in bank accounts located in foreign countries are generally not insured by any federal agency.

Trade Accounts Receivable and Allowance for Credit Losses

Trade Accounts Receivable and Allowance for Credit Losses

In May 2019, the Financial Accounting Standards Board (FASB) issued the Accounting Standards Update (ASU) 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments — Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The Company adopted this standard on April 1, 2023 using a modified retrospective approach and did not restate the comparable prior periods. The adoption did not have a material impact on the Company’s consolidated financial statements.

The Company maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to assets such as accounts receivable. The expected credit losses are classified as general and administrative expenses in the consolidated statements of operations and comprehensive loss. The Company assesses collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on the size and nature of specific receivables. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the receivable balances, credit quality of the counter party, and current and future economic conditions. On a quarterly basis, management determines if the allowance for credit losses is adequate, and adjusts the allowance, when necessary. Delinquent account balances are written-off against the allowance for credit losses after all means of collection have been exhausted and that the likelihood of collection is not probable.

Inventory and Cost of Goods Sold

Inventory and Cost of Goods Sold

Inventory consists of finished goods and promotional materials and is stated at the lower of cost determined using the first-in, first-out (“FIFO”) method, or net realizable value. It includes direct product costs and certain shipping and handling costs, such as in-bound freight. When estimating the net realizable value of inventory, the Company considers several factors including estimates of future demand for the product, historical sales, the age and sales history of the inventory, and historic and anticipated changes in our product offerings.

The Company periodically assesses the realizability of its inventory based on evaluation of its inventory levels against historical and anticipated sales. Physical inventory counts are performed at all facilities on a quarterly basis. During the fiscal year ended March 31, 2024, and 2023, the allowance for slowing moving or obsolete inventory of $1.6 million and $1.8 million, respectively, in connection with health and wellness products that were either damaged, expired, or slow-moving, based on the Company’s historical and anticipated sales. The Company reports its allowance for obsolete or slow-moving inventory in cost of goods sold in its consolidated statements of operations.

Cost of goods sold includes actual product costs, vendor rebates and allowances, if any, inventory shrinkage and certain shipping and handling costs, such as in-bound freight, associated with product sold. All other shipping and handling costs, including the cost to ship products to customers, are included in selling and marketing expenses in our consolidated statements of operations when incurred.

Other Receivable and Note Payable

Other Receivable and Note Payable

In July 2023, the Company, through its out-sourced payroll services provider (“Paychex”), submitted a claim to the Internal Revenue Services (“IRS”) for the Employee Retention Tax Credit (“ERTC credit”) based on its payroll records and other pertinent information. Refunds will be distributed based on IRS processing times and the total ERTC credit will be approximately $1.8 million. Since the likelihood of receiving the ERTC credit is probable and the amount is estimable, the Company has recorded its ERTC credit in Other Receivable.

Through the introduction of Paychex, the Company successfully applied for an ERTC loan (“bridge loan”) in August 2023. The bridge loan that was approved came to $1.2 million, and it was recorded as a Loan Payable. The loan is for a 12-month period and carries a 2% monthly interest rate. The loan proceeds must be used solely and exclusively for working capital and other business purposes and it had an origination fee of $24,000. The Company received net proceeds of approximately $1.18 million in September 2023.

Other Assets

Other Assets

Other assets include a multi-user license and code of a back-office platform that was acquired for $1 million in 2022. This back-office platform is designed to facilitate the computation and processing of commission payments to distributors, and it requires customization in order for it to be operational. Costs associated with the customization and build out of the platform has been capitalized in accordance with ASC 350 - Capitalization on Internal-Use Software Costs.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and reported net of accumulated depreciation. Depreciation expense is recognized over an asset’s estimated useful life using the straight-line method. Leasehold improvements are amortized over the lesser of the estimated useful lives of the assets or the term of the related lease, including lease renewals considered reasonably assured. The estimated useful lives of our property and equipment are as follows:

●	Buildings and building improvements– shorter of 39 years or remaining useful life of the asset

●	Furniture and fixtures – 3 years
●	Office equipment – 5 years
●	Computer Equipment – 3 years
●	Computer software – 3 years
●	Leasehold improvements – shorter of the remaining lease term or estimated useful live of the asset

The estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. The recoverability of long-lived assets is assessed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable, by comparing the net carrying amount of each asset to the total estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its undiscounted future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the estimated fair value of the asset.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) Topic 606 when (or as) it transfers control of the promised goods and services to the customer in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services.

Revenue is recognized net of amounts due to taxing authorities (such as local and state sales tax). The Company’s customers place sales orders online and through the Company’s “back-office” operations, which creates a contract and establishes the transaction price. With respect to products sold, the Company’s performance obligation is satisfied upon receipt of the products by the customer. With respect to subscription-based revenue, including independent distributor membership fees, the Company’s performance obligation is satisfied over time (generally, up to one year). With respect to customer loyalty points awarded, the Company’s performance obligation is satisfied at the earliest of (a) the redemption or expiration date, or (b) when it is no longer probable the points will be redeemed. The Company assesses the probability an awards of customer loyalty points will be redeemed, based on its historic breakage rates. The timing of revenue recognition may differ from the time when the Company invoices the customer and/or collects payment. The Company has elected to treat shipping and handling costs as an activity to fulfill its performance obligations, rather than a separate performance obligation.

During the fiscal year ended March 31, 2022, a subsidiary of the Company introduced a Customer Loyalty Program which enables customers to earn points in a purchase transaction or through other means. The points are not redeemable for cash or product. Upon reaching 1,500 points, a customer may redeem the points and receive a $10 loyalty rewards card or certificate, that may be used when purchasing a product. Points and loyalty rewards cards or certificates expire one year for the issuance date. However, points, loyalty rewards cards, and certificates are forfeited if the customer fails to remain active for a period of 90-days. The Company allocates a portion of the sales transaction price to each of its performance obligations therein, including points earned, and deferred revenue recognition until the earlier of (a) redemption or expiration of the rights conferred by the points or (b) the date when it is not probable the points will be redeemed (for example, because the holder is no longer an active customer).

As of March 31, 2024 and 2023, deferred revenue associated with

●	product invoiced but not received by customers at the balance sheet date was $80,404 and $113,896, respectively;
●	unfulfilled performance obligations for services offered on a subscription basis was $37,774 and $80,528, respectively;
●	unfulfilled performance obligations for customers’ right of return was $24,703 and $26,894, respectively; and
●	customer loyalty points outstanding was $19,326 and $25,493, respectively.

As of March 31, 2022, deferred revenue associated with product invoiced but not received by customers at the balance sheet date was $344,071; deferred sales revenue associated with unfulfilled performance obligations for services offered on a subscription basis was $70,968; deferred sales revenue associated with unfulfilled performance obligations for customers’ right of return was $63,890; and deferred sales revenue associated with customer loyalty points outstanding was $68,287.

During the fiscal years ended March 31, 2024 and 2023, no individual customer, or related group of customers, represents 10% or more of the Company’s net sales.

During the fiscal year ended March 31, 2024, and 2023,

●	approximately 100% and 99%, respectively, of the Company’s net sales were from sale of health and wellness products.

●	the Company’s ten top selling products represent approximately 53% and 49%, respectively, of its net sales.
●	approximately 95% and 91%, respectively, of the Company’s net sales are to customers and independent distributors located in the U.S. (based on the customer’s shipping address). No other country represented more than 10% of total sales.
●	product purchases from one U.S.-based supplier accounted for approximately 84% and 92%, respectively, of total product purchases.

Sales Commissions

Sales Commissions

The Company recognizes sales commission expense when incurred at the time when the revenue is recognized. In the fiscal year ended March 31, 2024, and 2023, sales commission expense was approximately $3.7 million and $5.8 million, respectively, and is included in selling and marketing expenses in the Company’s consolidated statements of operations. The Company measures and recognizes sales commission expense based on the Company’s Distributor Compensation Plan. The Company’s independent distributors earn commissions when they sell Company products to retail customers or to their downline independent distributors. Additionally, they can earn commissions when their personally sponsored distributors (or downline) sell products to end users. There is no limit as to the number of personally enrolled distributors or retail customers that an independent distributor may have and earned compensation for.

Share-Based Payments

Share-Based Payments

The Company accounts for stock-based compensation awards to its directors, officers, and employees in accordance with ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). Previously, the Company, through a subsidiary, entered into multi-year employment agreements with certain employees. Such agreements generally contain (a) an Initial Warrant that vested immediately and is exercisable at a fixed exercise price and (b) Subsequent Warrants that vest over time and are exercisable at an exercise price calculated by multiplying a specified discount rate by the 10-day average stock price determined at the time of exercise. Generally, a Subsequent Warrants tranche vests in full at each anniversary of the employment agreement effective date, during the contractual term of employment.

As stated above, some stock warrants issued in connection with these multi-year employment agreements are exercisable at a variable exercise price, a price equal to the discounted 10-day average stock price determined at the time of exercise. In general, the Company begins recognizing the compensatory nature of the warrants at the service inception date and ceases recognition at the vesting date. Due to the variable nature of the exercise price for some grants, however, the Company remeasures compensation expense associated with these awards after the service period ends and until the warrant is exercised or expires. As such, the Company’s stock-based compensation expense contains components associated with (i) awards that have a fixed exercise price whose fair value is measured at the grant date and (ii) awards with a variable exercise price whose value is measured at the balance sheet date, including fully vested awards. The Company recognizes the income/expense component associated with the subsequent measure of fully vested awards as non-operating income/expense.

In the fiscal year ended March 31, 2024, income recognized in connection with stock-based compensation awards was $148,267, primarily associated with the subsequent measure of fully vested awards. In the fiscal year ended March 31, 2023, expense recognized in connection with stock-based compensation awards was $160,225, primarily consisting of: (a) compensatory expense of $13,207 and (b) income associated with the subsequent measure of fully vested awards of $194,004.

Lease Accounting

Lease Accounting

The Company determines if an arrangement is a lease at inception. Determining whether a contract contains a lease includes judgment regarding whether the contract conveys the right to control the use of identified property or equipment for a period of time in exchange for consideration. The Company accounts for its lease obligations in accordance with ASC Topic 842, Leases, which requires lessees to, among other things, report on their balance sheets a right-of-use asset and a lease liability measured based on the present value of future lease payments over the term of the lease agreements for agreements classified as operating leases.

For all arrangements as a lessee, the Company has elected an accounting policy to combine non-lease components with the related-lease components and treat the combined items as a lease for accounting purposes. The Company measures lease related assets and liabilities based on the present value of lease payments, including in-substance fixed payments, variable payments that depend on an index or rate measured at the commencement date, and the amount the Company believes is probable the Company will pay the lessor under residual value guarantees when applicable. The Company discounts lease payments based on the Company’s estimated incremental borrowing rate at lease commencement (or modification), which is primarily based on the Company’s estimated credit rating, the lease term at commencement, and the contract currency of the lease arrangement. The Company has elected to exclude short term leases (leases with an original lease term one year or less) from the measurement of lease-related assets and liabilities.

The Company tests right-of-use assets in an operating or finance lease at the asset group level (because these assets are long-lived nonfinancial assets and should be accounted for the same way as other long-lived nonfinancial assets) whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

The Company leases space for its corporate headquarters, warehouse space, automobiles, and office and other equipment, under lease agreements classified as operating leases.

Foreign Currency Translation

Foreign Currency Translation

The Company maintains a legal entity structure that would allow management to expand its U.S.-based operation into certain key direct sales market in Asia, such as Korea. In 2021, through its wholly owned subsidiary, the Company commenced operations in the Republic of Korea (South Korea). The functional currency of the Korean subsidiary is the South Koran Won. Balance sheet accounts are translated into U.S. dollars (USD, the Company’s reporting currency) at the rates of exchange in effect at the balance sheet date, while the results of operations and cash flows are translated using average exchange rates for the periods presented. The resulting translation adjustments are recorded as a component of accumulated other comprehensive gain/loss in the Company’s consolidated balance sheets. The following exchange rates between the South Korean Won and the USD are used to translate the Company’s Korean operation’s financial statements:

	South Korean Won per 1 USD
	2024	2023
Exchange rate as of March 31st	1,346.42	1,302.31
Average exchange rate for the fiscal year then ended	1,319.86	1,309.20

During the fiscal year ended March 31, 2024 and 2023, approximately 95% and 93%, respectively, of the Company’s net sales are denominated in U.S. Dollars. During the fiscal year ended March 31, 2024, and 2023, sales denominated in no other currency accounted for 10% or more of net sales.

Income Taxes

The Company uses the asset and liability method and follows ASC Topic 740 – Income Taxes (“ASC 740”) in accounting for its income taxes. The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases (“temporary differences”). Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which temporary differences are anticipated to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in measuring results of operations in the period that includes the enactment date. Deferred tax assets are evaluated periodically, and a valuation allowance is recorded to reduce the carrying amounts of deferred tax assets to the amount expected to be realized unless it is more-likely-than-not that the assets will be realized in full. When assessing whether it is more-likely-than-not that the deferred tax assets will be realized, management considers multiple factors, including recent earnings history, expectations of future earnings, available carryforward periods, the availability of tax planning strategies, and other relevant quantitative and qualitative factors.

In determining the provision for income taxes, an annual effective income tax rate is used based on annual income, permanent differences between book and tax income, and statutory income tax rates. Accounting for income taxes involves judgment and the use of estimates.

The Company recognizes a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in its tax returns, unless the weight of available evidence indicates it is more-likely-than-not that the tax position will be sustained on audit, including resolution through available appeals processes. We measure the tax position as the largest amount which is more-likely-than-not of being realized. The Company considers many factors when evaluating and estimating the Company’s tax positions, which may require periodic adjustments when new facts and circumstances become known.

Related Parties

A party is considered to be related to the Company if it, directly or indirectly, through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its separate interests.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the increase or decrease in stockholders’ equity during a period as a result of transactions and other events and circumstances, excluding transactions resulting from investments by owners and distributions to owners. For each of the fiscal years presented herein, the Company’s components of comprehensive loss included net loss and foreign currency translation adjustments, as reported in the consolidated statements of operations and comprehensive loss.

Segment Reporting

The Company follows ASC Topic 280, Segment Reporting. The Company’s management reviews the Company’s consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and has determined that the Company’s reportable segments are: (a) the sale of health and wellness products, and (b) the sale of member-based travel services.

Recently Issued Accounting Standard - Pending Adoption

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain convertible instruments. Among other things, under ASU 2020-06, the embedded conversion features no longer must be separated from the host contract for convertible instruments with conversion features not required to be accounted for as derivatives, or that do not result in substantial premiums accounted for as paid-in capital. ASU 2020-06 also eliminates the use of the treasury stock method when calculating the impact of convertible instruments on diluted Earnings per Share. For the Company, the provisions of ASU 2020-06 are effective for its fiscal quarter beginning on April 1, 2024. Early adoption is permitted, subject to certain limitations. The Company is evaluating the potential impact of adoption on its consolidated financial statements.

Income Taxes

Income Taxes

The Company uses the asset and liability method and follows ASC Topic 740 – Income Taxes (“ASC 740”) in accounting for its income taxes. The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases (“temporary differences”). Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which temporary differences are anticipated to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in measuring results of operations in the period that includes the enactment date. Deferred tax assets are evaluated periodically, and a valuation allowance is recorded to reduce the carrying amounts of deferred tax assets to the amount expected to be realized unless it is more-likely-than-not that the assets will be realized in full. When assessing whether it is more-likely-than-not that the deferred tax assets will be realized, management considers multiple factors, including recent earnings history, expectations of future earnings, available carryforward periods, the availability of tax planning strategies, and other relevant quantitative and qualitative factors.

In determining the provision for income taxes, an annual effective income tax rate is used based on annual income, permanent differences between book and tax income, and statutory income tax rates. Accounting for income taxes involves judgment and the use of estimates.

The Company recognizes a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in its tax returns, unless the weight of available evidence indicates it is more-likely-than-not that the tax position will be sustained on audit, including resolution through available appeals processes. We measure the tax position as the largest amount which is more-likely-than-not of being realized. The Company considers many factors when evaluating and estimating the Company’s tax positions, which may require periodic adjustments when new facts and circumstances become known.

Related Parties

Related Parties

A party is considered to be related to the Company if it, directly or indirectly, through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its separate interests.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the increase or decrease in stockholders’ equity during a period as a result of transactions and other events and circumstances, excluding transactions resulting from investments by owners and distributions to owners. For each of the fiscal years presented herein, the Company’s components of comprehensive loss included net loss and foreign currency translation adjustments, as reported in the consolidated statements of operations and comprehensive loss.

Segment Reporting

Segment Reporting

The Company follows ASC Topic 280, Segment Reporting. The Company’s management reviews the Company’s consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and has determined that the Company’s reportable segments are: (a) the sale of health and wellness products, and (b) the sale of member-based travel services.

Recently Issued Accounting Standard - Pending Adoption

Recently Issued Accounting Standard - Pending Adoption

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain convertible instruments. Among other things, under ASU 2020-06, the embedded conversion features no longer must be separated from the host contract for convertible instruments with conversion features not required to be accounted for as derivatives, or that do not result in substantial premiums accounted for as paid-in capital. ASU 2020-06 also eliminates the use of the treasury stock method when calculating the impact of convertible instruments on diluted Earnings per Share. For the Company, the provisions of ASU 2020-06 are effective for its fiscal quarter beginning on April 1, 2024. Early adoption is permitted, subject to certain limitations. The Company is evaluating the potential impact of adoption on its consolidated financial statements.